Loans And Allowance For Credit Losses (Age Analysis Of Past Due Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 198,461		¥ 208,085
Loans, greater than 3 months past due	243,676		334,911
Loans, total past due	442,137		542,996
Loans, current	86,268,775		86,715,329
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	86,710,912	[1],[2]	87,258,325	[1],[3]
Loans, greater than 90 days past due and accruing	62,804		55,068
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	5,813		9,450
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	49,460		55,100
Loans, greater than 3 months past due	89,165		98,225
Loans, total past due	138,625		153,325
Loans, current	49,225,157		50,244,567
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	49,363,782	[1],[2]	50,397,892	[1],[3]
Loans, greater than 90 days past due and accruing	9,737		8,640
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,397		10,355
Loans, greater than 3 months past due	12,129		9,485
Loans, total past due	15,526		19,840
Loans, current	11,513,406		11,215,565
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,528,932	[1],[2]	11,235,405	[1],[3]
Loans, greater than 90 days past due and accruing	92		30
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,044		6,346
Loans, greater than 3 months past due	3,577		4,456
Loans, total past due	5,621		10,802
Loans, current	1,205,323		1,269,083
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,210,944	[1],[2]	1,279,885	[1],[3]
Loans, greater than 90 days past due and accruing	240		42
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7,941		6,365
Loans, greater than 3 months past due	25,197		37,688
Loans, total past due	33,138		44,053
Loans, current	10,548,036		10,901,347
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,581,174	[1],[2]	10,945,400	[1],[3]
Loans, greater than 90 days past due and accruing	3,243		3,182
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,274		6,505
Loans, greater than 3 months past due	7,982		10,317
Loans, total past due	13,256		16,822
Loans, current	3,148,770		3,382,088
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,162,026	[1],[2]	3,398,910	[1],[3]
Loans, greater than 90 days past due and accruing	240		457
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	11,309		11,774
Loans, greater than 3 months past due	12,000		11,921
Loans, total past due	23,309		23,695
Loans, current	8,209,490		8,388,860
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,232,799	[1],[2]	8,412,555	[1],[3]
Loans, greater than 90 days past due and accruing	466		116
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1		24
Loans, greater than 3 months past due	57		6,213
Loans, total past due	58		6,237
Loans, current	3,269,002		3,410,286
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,269,060	[1],[2]	3,416,523	[1],[3]
Loans, greater than 90 days past due and accruing	2		6
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	10,961		5,814
Loans, greater than 3 months past due	4,910		5,047
Loans, total past due	15,871		10,861
Loans, current	1,225,937		1,237,098
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,241,808	[1],[2]	1,247,959	[1],[3]
Loans, greater than 90 days past due and accruing	19		15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	909		1,487
Loans, greater than 3 months past due	12,500		4,496
Loans, total past due	13,409		5,983
Loans, current	8,144,344		8,396,930
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,157,753	[1],[2]	8,402,913	[1],[3]
Loans, greater than 90 days past due and accruing	13		4
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7,624		6,430
Loans, greater than 3 months past due	10,813		8,602
Loans, total past due	18,437		15,032
Loans, current	1,960,849		2,043,310
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,979,286	[1],[2]	2,058,342	[1],[3]
Loans, greater than 90 days past due and accruing	5,422		4,788
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,802		1,068
Loans, greater than 3 months past due	11,763		74,054
Loans, total past due	13,565		75,122
Loans, current	16,913,228		15,962,733
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	16,926,793	[1],[2]	16,037,855	[1],[3]
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	94,966		93,200
Loans, greater than 3 months past due	59,099		55,485
Loans, total past due	154,065		148,685
Loans, current	15,584,491		15,978,909
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,738,556	[1],[2]	16,127,594	[1],[3]
Loans, greater than 90 days past due and accruing	52,932		46,265
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	28,983		34,107
Loans, greater than 3 months past due	60,479		79,196
Loans, total past due	89,462		113,303
Loans, current	702,440		742,264
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	791,902	[1],[2]	855,567	[1],[3]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,250		24,610
Loans, greater than 3 months past due	23,170		27,951
Loans, total past due	46,420		52,561
Loans, current	3,843,459		3,786,856
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,889,879	[1],[2]	3,839,417	[1],[3]
Loans, greater than 90 days past due and accruing	¥ 135		¥ 163

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include ¥5,813 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.